Revenue	6 Months Ended
Oct. 31, 2023
Revenue [Abstract]
REVENUE
5.	REVENUE

Disaggregation of revenue from contracts with customers

Year ended April 30, 2021

Segments	Digital solutions services — non financial services	Digital solutions services — financial services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$
Types of services
Digital solutions services — non financial services	23,740	—	—	23,740
Digital solutions services — financial services	—	1,511	—	1,511
Total	23,740	1,511	—	25,251
Timing of revenue recognition
A point in time	—	1,511	—	1,511
Over time	23,740	—	—	23,740
Total	23,740	1,511	—	25,251

Year ended April 30, 2022

Segments	Digital solutions services — non financial services	Digital solutions services — financial services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$
Types of services
Digital solutions services — non financial services	23,689	—	—	23,689
Digital solutions services — financial services	—	1,514	—	1,514
Digital media, content, and marketing services	—	—	68	68
Total	23,689	1,514	68	25,271
Timing of revenue recognition
A point in time	—	1,514	—	1,514
Over time	23,689	—	68	23,757
Total	23,689	1,514	68	25,271

Year ended April 30, 2023

Segments	Digital solutions services — non financial services	Digital solutions services — financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$	US$
Types of services
Digital solutions services — non financial services	28,037	—	—	—	28,037
Digital solutions services — financial services	—	1,540	—	—	1,540
Digital media, content, and marketing services	—	—	—	1,294	1,294
Hotel operations, hospitality and VIP services	—	—	2,195	—	2,195
Total	28,037	1,540	2,195	1,294	33,066
Timing of revenue recognition
A point in time	—	1,540	—	—	1,540
Over time	28,037	—	2,195	1,294	31,526
Total	28,037	1,540	2,195	1,294	33,066

Six months ended October 31, 2023

Segments	Digital solutions services — non financial services	Digital solutions services — financial services	Hotel operations, hospitality and VIP services	Digital media, content, and marketing services and others	Total
	US$	US$	US$	US$	US$
Types of services
Digital solutions services — non financial services	1,278	—	—	—	1,278
Digital solutions services — financial services	—	486	—	—	486
Digital media, content, and marketing services	—	—	—	27	27
Hotel operations, hospitality and VIP services	—	—	6,882	—	6,882
Total	1,278	486	6,882	27	8,673
Timing of revenue recognition
A point in time	—	486	—	—	486
Over time	1,278	—	6,882	27	8,187
Total	1,278	486	6,882	27	8,673